Vista Outdoor Inc. - 10-K Goodwill and Intangible Assets (Goodwill Rollforward by Segment) (Details) - Vista Outdoor Inc. - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 24, 2023	Mar. 31, 2024	Mar. 31, 2023
Changes in the carrying amount of goodwill
Balance at the beginning of the period		$ 465,709	$ 481,857
Acquisitions		14,256	316,607
Impairment	$ (161,714)	(161,714)	(332,755)
Balance at the end of the period		318,251	465,709
The Kinetic Group
Changes in the carrying amount of goodwill
Balance at the beginning of the period		86,105	86,105
Acquisitions		0	0
Impairment		0	0
Balance at the end of the period		86,105	86,105
Revelyst Outdoor Performance
Changes in the carrying amount of goodwill
Balance at the beginning of the period		36,174	39,973
Acquisitions		0	68,353
Impairment		(36,174)	(72,152)
Balance at the end of the period		0	36,174
Revelyst Adventure Sports
Changes in the carrying amount of goodwill
Balance at the beginning of the period		0	12,349
Acquisitions		0	248,254
Impairment		0	(260,603)
Balance at the end of the period		0	0
Revelyst Precision Sports Technology
Changes in the carrying amount of goodwill
Balance at the beginning of the period		343,430	343,430
Acquisitions		14,256	0
Impairment		(125,540)	0
Balance at the end of the period		$ 232,146	$ 343,430